Derivative financial instruments (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Derivative financial instruments	€ 9,261	€ 7,055
Derivative financial instruments	19,441	4,576
Derivatives
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	1,252,754	917,107
Foreign currency derivatives | Financial Instruments Held For Hedging | Foreign currency exchange risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	1,166,054	835,812
Interest rate swaps | Financial Instruments Held For Hedging | Interest rate risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	80,925	81,295
Inflation rate swaps | Financial Instruments Held For Hedging | Interest rate risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	5,775	0
At fair value
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Derivative financial instruments	9,261	7,055
Derivative financial instruments	(19,441)	(4,576)
At fair value | Foreign currency derivatives | Foreign currency exchange risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Derivative financial instruments	9,006	6,993
Derivative financial instruments	(18,580)	(4,315)
At fair value | Interest rate swaps | Interest rate risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Derivative financial instruments	255	62
Derivative financial instruments	(29)	(261)
At fair value | Inflation rate swaps | Interest rate risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Derivative financial instruments	0	0
Derivative financial instruments	€ (832)	€ 0